CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY CAPITAL DEFICIENCY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 39	$ 53,673	$ (54,928)	$ (1,216)
Beginning balance, shares at Dec. 31, 2020	15,326,951
Exercise of options (see note 13d)		139		139
Exercise of options, shares	64,294
Share-based compensation		9,750		9,750
Settlement of commitment to shareholder
Comprehensive loss			(34,512)	(34,512)
Ending balance, value at Dec. 31, 2021	$ 39	63,562	(89,440)	(25,839)
Ending balance, shares at Dec. 31, 2021	15,391,245
Exercise of options (see note 13d)		40		40
Exercise of options, shares	86,129
Share-based compensation		7,774		7,774
Settlement of commitment to shareholder
Comprehensive loss			(20,679)	(20,679)
Ending balance, value at Dec. 31, 2022	$ 39	71,376	(110,119)	(38,704)
Ending balance, shares at Dec. 31, 2022	15,477,374
Exercise of options (see note 13d)
Exercise of options, shares	28,479
Share-based compensation		3,095		3,095
Bridge loan warrants		865		865
Settlement of commitment to shareholder		909		909
Comprehensive loss			(33,655)	(33,655)
Ending balance, value at Dec. 31, 2023	$ 39	$ 76,245	$ (143,774)	$ (67,490)
Ending balance, shares at Dec. 31, 2023	15,505,853